Available-for-sale securities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities
Cost Basis	$ 1,577	$ 1,421
Unrealized pretax net gains (losses)	58	133
Fair Value	1,635	1,554
U.S. treasury bonds
Schedule of Available-for-sale Securities
Cost Basis	9	10
Unrealized pretax net gains (losses)	0	0
Fair Value	9	10
Other U.S. and non-U.S. government bonds
Schedule of Available-for-sale Securities
Cost Basis	71	94
Unrealized pretax net gains (losses)	1	0
Fair Value	72	94
Corporate bonds
Schedule of Available-for-sale Securities
Cost Basis	701	677
Unrealized pretax net gains (losses)	7	16
Fair Value	708	693
Asset-backed securities
Schedule of Available-for-sale Securities
Cost Basis	129	103
Unrealized pretax net gains (losses)	0	2
Fair Value	129	105
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities
Cost Basis	291	292
Unrealized pretax net gains (losses)	1	2
Fair Value	292	294
Residential
Schedule of Available-for-sale Securities
Cost Basis	12	15
Unrealized pretax net gains (losses)	0	0
Fair Value	12	15
Commercial
Schedule of Available-for-sale Securities
Cost Basis	59	63
Unrealized pretax net gains (losses)	2	4
Fair Value	61	67
Large capitalization value
Schedule of Available-for-sale Securities
Cost Basis	243	150
Unrealized pretax net gains (losses)	30	83
Fair Value	273	233
REIT
Schedule of Available-for-sale Securities
Cost Basis	25	0
Unrealized pretax net gains (losses)	0	0
Fair Value	25	0
Smaller company growth
Schedule of Available-for-sale Securities
Cost Basis	37	17
Unrealized pretax net gains (losses)	17	26
Fair Value	$ 54	$ 43